Supplemental cash flow information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash paid during the fiscal year for:
Income taxes	¥ 24,821	¥ 22,290	¥ 12,613
Interest	1,693	1,463	1,636
Non-cash investing and financing activities:
Capital lease obligations	8,045	70	499
Conversion of convertible bond	¥ 21,449	74,344
Treasury stock, at cost
Non-cash investing and financing activities:
Change in ownership of subsidiaries in connection with share exchange transaction		(11,960)	(20,655)
Share Exchange Transaction | Common stock
Non-cash investing and financing activities:
Change in ownership of subsidiaries in connection with share exchange transaction		5,175	4,279
Share Exchange Transaction | Treasury stock, at cost
Non-cash investing and financing activities:
Change in ownership of subsidiaries in connection with share exchange transaction		¥ 11,960	¥ 20,655